Quarterly Holdings Report
for
Fidelity® International Sustainability Index Fund
January 31, 2024
ISY-NPRT1-0324
1.9887356.106
Common Stocks - 98.3%
	Shares	Value ($)
Australia - 3.7%
ANZ Group Holdings Ltd.	97,337	1,717,452
APA Group unit	41,191	227,831
Aristocrat Leisure Ltd.	19,038	548,877
ASX Ltd.	6,380	272,760
Aurizon Holdings Ltd.	60,727	149,694
BlueScope Steel Ltd.	14,480	221,085
Brambles Ltd.	45,273	431,667
Cochlear Ltd.	2,140	424,681
Coles Group Ltd.	43,834	454,882
Computershare Ltd.	17,411	288,383
DEXUS Property Group unit	34,647	175,337
EBOS Group Ltd.	5,081	116,357
Endeavour Group Ltd.	45,423	166,236
Fortescue Ltd.	55,035	1,063,648
Goodman Group unit	55,622	923,279
IDP Education Ltd.	8,495	108,785
IGO Ltd.	21,625	105,124
Macquarie Group Ltd.	11,908	1,469,322
Mineral Resources Ltd.	5,768	222,465
Mirvac Group unit	125,411	176,253
Northern Star Resources Ltd.	37,622	322,714
Orica Ltd.	14,964	157,824
Pilbara Minerals Ltd.	91,750	208,976
QBE Insurance Group Ltd.	48,714	501,588
Ramsay Health Care Ltd.	5,835	194,531
REA Group Ltd.	1,683	200,726
Scentre Group unit	172,012	341,968
SEEK Ltd.	11,339	186,927
Sonic Healthcare Ltd.	14,903	310,731
Stockland Corp. Ltd. unit	75,932	224,236
Suncorp Group Ltd.	41,617	383,066
Telstra Group Ltd.	132,024	348,191
The GPT Group	61,992	187,363
Transurban Group unit	100,376	881,827
Vicinity Centres unit	125,652	166,791
Woodside Energy Group Ltd.	61,772	1,292,037
TOTAL AUSTRALIA		15,173,614
Austria - 0.2%
Mondi PLC	10	180
Mondi PLC	14,043	251,645
OMV AG	4,662	208,129
Verbund AG	2,161	176,672
TOTAL AUSTRIA		636,626
Belgium - 0.2%
KBC Group NV	8,130	531,383
Umicore SA	6,781	154,244
TOTAL BELGIUM		685,627
Brazil - 1.0%
Atacadao SA	19,400	40,763
Banco Bradesco SA	5,510	15,214
Banco Santander SA (Brasil) unit	11,500	66,501
CCR SA	33,500	88,713
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	10,900	173,497
Companhia Siderurgica Nacional SA (CSN)	20,400	73,004
Cosan SA	40,844	150,618
Energisa SA unit	6,600	67,420
Equatorial Energia SA	33,215	237,528
Hapvida Participacoes e Investimentos SA (a)(b)	157,400	123,267
Klabin SA unit	23,300	100,125
Localiza Rent a Car SA	30,163	329,489
Localiza Rent a Car SA rights 2/5/24 (a)	103	187
Lojas Renner SA	31,965	103,552
Magazine Luiza SA (a)	98,600	41,793
Natura & Co. Holding SA (a)	29,613	95,634
Prio SA	25,300	224,332
Raia Drogasil SA	40,980	209,267
Rede D'Oregon Sao Luiz SA (b)	19,002	104,131
Rumo SA	42,000	195,487
Telefonica Brasil SA	14,100	146,168
TIM SA	27,800	97,298
Totvs SA	17,100	108,791
Ultrapar Participacoes SA	24,000	136,461
Weg SA	54,880	358,231
Wheaton Precious Metals Corp.	14,825	694,800
TOTAL BRAZIL		3,982,271
Burkina Faso - 0.0%
Endeavour Mining PLC	5,706	102,105
Canada - 7.7%
Agnico Eagle Mines Ltd. (Canada)	16,162	794,366
Algonquin Power & Utilities Corp.	21,760	128,995
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	25,127	1,472,353
Bank of Montreal	23,356	2,200,010
Bank of Nova Scotia	39,774	1,859,936
Brookfield Corp. (Canada) Class A	45,220	1,794,741
CAE, Inc. (a)	10,056	201,352
Cameco Corp.	14,140	675,106
Canadian Apartment Properties (REIT) unit	2,738	95,044
Canadian National Railway Co.	18,077	2,242,465
Canadian Tire Ltd. Class A (non-vtg.)	1,661	176,546
Dollarama, Inc.	9,212	676,074
Enbridge, Inc.	69,085	2,453,135
FirstService Corp.	1,294	216,576
Fortis, Inc.	15,760	632,299
Gildan Activewear, Inc.	5,654	186,721
Hydro One Ltd. (b)	10,464	310,546
Intact Financial Corp.	5,801	907,182
Ivanhoe Mines Ltd. (a)	19,333	202,900
Keyera Corp.	7,254	175,462
Kinross Gold Corp.	38,918	214,498
Magna International, Inc. Class A (sub. vtg.)	8,879	504,626
Metro, Inc.	7,343	385,542
National Bank of Canada	10,984	840,109
Nutrien Ltd.	16,089	802,266
Open Text Corp.	8,831	385,110
Parkland Corp.	4,531	154,623
Pembina Pipeline Corp.	18,073	622,530
RB Global, Inc.	5,933	379,534
RioCan (REIT)	5,003	68,061
Rogers Communications, Inc. Class B (non-vtg.)	11,584	541,095
Shopify, Inc. Class A (a)	39,064	3,127,270
Sun Life Financial, Inc.	19,113	990,729
TELUS Corp.	15,768	282,415
The Toronto-Dominion Bank	59,001	3,584,077
Thomson Reuters Corp.	5,164	766,697
Toromont Industries Ltd.	2,608	228,434
West Fraser Timber Co. Ltd.	1,867	148,463
TOTAL CANADA		31,427,888
Chile - 0.2%
Antofagasta PLC	12,526	275,417
Cencosud SA	42,754	74,403
Empresas CMPC SA	34,584	56,351
Empresas COPEC SA	12,924	82,163
Enel Americas SA	715,204	72,482
Falabella SA (a)	26,959	64,075
Lundin Mining Corp.	21,598	176,389
TOTAL CHILE		801,280
China - 7.7%
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	4,100	9,504
3SBio, Inc. (b)	60,000	45,213
AAC Technology Holdings, Inc.	22,000	49,402
Agricultural Bank of China Ltd.:
(A Shares)	157,600	85,544
(H Shares)	918,000	355,441
Air China Ltd.:
(A Shares) (a)	21,400	21,247
(H Shares) (a)	62,000	34,638
Airtac International Group	5,000	149,880
Alibaba Group Holding Ltd.	528,800	4,742,796
Alibaba Health Information Technology Ltd. (a)	166,000	60,998
Angel Yeast Co. Ltd. (A Shares)	1,600	6,896
Anhui Conch Cement Co. Ltd.:
(A Shares)	7,400	23,866
(H Shares)	38,000	76,111
Anjoy Foods Group Co. Ltd. (A Shares)	500	5,191
Baidu, Inc. Class A (a)	73,412	950,481
Beijing Easpring Material Technology Co. Ltd. (A Shares)	900	3,992
Beijing Enterprises Water Group Ltd.	124,000	30,169
Beijing Tongrentang Co. Ltd. (A Shares)	2,500	15,245
BOC Aviation Ltd. Class A (b)	6,400	47,983
BOC Hong Kong (Holdings) Ltd.	117,500	281,623
Bosideng International Holdings Ltd.	118,000	53,343
By-Health Co. Ltd. (A Shares)	3,100	6,508
BYD Co. Ltd.:
(A Shares)	3,300	78,822
(H Shares)	34,500	772,461
CECEP Solar Energy Co. Ltd. (A Shares)	7,200	5,066
CECEP Wind-Power Corp. (A Shares)	11,920	4,722
China Baoan Group Co. Ltd. (A Shares)	4,800	7,237
China Communications Services Corp. Ltd. (H Shares)	74,000	30,471
China Construction Bank Corp.:
(A Shares)	200	192
(H Shares)	3,132,000	1,859,981
China Eastern Airlines Corp. Ltd. (A Shares) (a)	31,200	16,298
China Everbright International Ltd.	112,962	39,399
China Feihe Ltd. (b)	122,000	55,892
China Jushi Co. Ltd. (A Shares)	7,357	9,424
China Literature Ltd. (a)(b)	12,600	36,648
China Medical System Holdings Ltd.	45,000	64,306
China Mengniu Dairy Co. Ltd.	100,000	221,572
China Merchants Bank Co. Ltd.:
(A Shares)	42,500	182,416
(H Shares)	124,000	452,028
China Overseas Land and Investment Ltd.	122,000	184,560
China Resource Gas Group Ltd.	30,700	87,065
China Resources Land Ltd.	106,000	321,822
China Resources Pharmaceutical Group Ltd. (b)	48,500	29,572
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	1,800	13,144
China Ruyi Holdings Ltd. (a)	172,000	28,855
China Southern Airlines Ltd.:
(A Shares) (a)	20,200	16,253
(H Shares) (a)	58,000	21,458
China Three Gorges Renewables Group Co. Ltd. (A Shares)	52,700	32,578
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	3,600	40,147
(H Shares) (b)	3,200	28,063
China Vanke Co. Ltd.:
(A Shares)	17,800	23,896
(H Shares)	72,500	57,043
China Yangtze Power Co. Ltd. (A Shares)	49,900	169,989
Chow Tai Fook Jewellery Group Ltd.	64,800	87,784
CITIC Pacific Ltd.	186,000	179,526
Cmoc Group Ltd.:
(A Shares)	32,500	24,368
(H Shares)	126,000	69,017
CNGR Advanced Material Co. Ltd.	1,200	7,289
Contemporary Amperex Technology Co. Ltd.	8,640	182,892
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	23,600	32,499
(H Shares)	96,000	100,860
Country Garden Services Holdings Co. Ltd.	72,000	47,563
CSPC Pharmaceutical Group Ltd.	285,280	209,878
East Buy Holding Ltd. (a)(b)	14,500	42,602
Ecovacs Robotics Co. Ltd. Class A	1,100	4,906
ENN Energy Holdings Ltd.	25,000	186,096
ENN Natural Gas Co. Ltd. (A Shares)	4,800	11,700
Far East Horizon Ltd.	63,000	46,186
Fosun International Ltd.	75,500	39,621
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	3,020	14,350
(H Shares) (b)	13,840	36,971
Geely Automobile Holdings Ltd.	194,000	183,885
GEM Co. Ltd. (A Shares)	9,500	5,969
Genscript Biotech Corp. (a)	38,000	63,077
Ginlong Technologies Co. Ltd. (A Shares)	700	5,832
Goldwind Science & Technology Co. Ltd.:
(A Shares)	6,400	6,231
(H Shares)	18	7
GoodWe Technologies Co. Ltd. (A Shares)	282	3,670
Greentown China Holdings Ltd.	37,000	27,874
Guangzhou Baiyunshan Pharma Health (A Shares)	2,600	9,919
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	900	6,562
Haier Smart Home Co. Ltd.	82,800	233,965
Haier Smart Home Co. Ltd. (A Shares)	11,600	36,197
Haitian International Holdings Ltd.	20,000	44,518
Hangzhou Robam Appliances Co. Ltd. (A Shares)	1,800	5,468
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	700	3,965
Hansoh Pharmaceutical Group Co. Ltd. (b)	40,000	60,078
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	6,400	25,440
Hoymiles Power Electronics, Inc. (A Shares)	239	6,255
Huadong Medicine Co. Ltd. (A Shares)	3,200	12,930
Huatai Securities Co. Ltd.:
(A Shares)	13,500	25,923
(H Shares) (b)	42,800	50,492
Industrial & Commercial Bank of China Ltd.:
(A Shares)	116,600	84,122
(H Shares)	2,129,000	1,037,100
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	11,700	44,261
JD Logistics, Inc. (a)(b)	66,300	57,892
JD.com, Inc. Class A	76,500	862,624
Jiangsu Eastern Shenghong Co. Ltd.	12,200	16,841
Jiangsu Expressway Co. Ltd. (H Shares)	38,000	36,282
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	11,800	61,810
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	6,300	10,174
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	3,500	5,249
Jointown Pharmaceutical Group (A Shares)	7,140	6,878
Kanzhun Ltd. ADR	7,087	98,580
Kingdee International Software Group Co. Ltd. (a)	91,000	87,966
Kuaishou Technology Class B (a)(b)	76,200	384,074
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	4,000	6,650
Kunlun Energy Co. Ltd.	128,000	114,675
Lenovo Group Ltd.	238,000	249,203
Li Auto, Inc. Class A (a)	37,430	517,392
Livzon Pharmaceutical Group, Inc. (A Shares)	1,200	5,677
Longfor Properties Co. Ltd. (b)	62,471	69,268
Microport Scientific Corp. (a)	25,300	18,684
Ming Yang Smart Energy Group Ltd. (A Shares)	4,200	5,272
MINISO Group Holding Ltd.	12,432	52,581
NetEase, Inc.	62,900	1,222,657
NIO, Inc. sponsored ADR (a)	45,221	254,142
Nongfu Spring Co. Ltd. (H Shares) (b)	66,600	361,449
Offshore Oil Enginering Co. Ltd. (A Shares)	8,100	6,325
Perfect World Co. Ltd. (A Shares)	3,600	4,802
Pharmaron Beijing Co. Ltd. (A Shares)	2,750	8,104
Ping An Healthcare and Technology Co. Ltd. (a)(b)	17,200	24,695
Pop Mart International Group Ltd. (b)	14,600	32,742
Postal Savings Bank of China Co. Ltd.	54,000	35,685
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	278,000	133,693
Prosus NV	47,507	1,413,413
Pylon Technologies Co. Ltd. (Series A)	324	3,616
SF Holding Co. Ltd. (A Shares)	9,000	44,385
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	21,600	8,643
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	82,800	52,893
Shanghai Electric Group Co. Ltd. (A Shares) (a)	23,300	12,937
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	4,100	12,493
(H Shares)	16,500	28,015
Shanghai M&G Stationery, Inc. (A Shares)	1,700	7,267
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	5,200	12,313
(H Shares)	22,400	31,663
Shanghai Putailai New Energy Technology Co. Ltd.	3,685	8,459
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	7,200	6,265
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,500	19,530
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	2,200	82,498
Shuangliang Eco-Energy Systems Ltd. (A Shares)	3,500	3,355
Sinoma Science & Technology Co. Ltd. (A Shares)	3,100	6,153
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares) (a)	13,400	4,985
Sinopharm Group Co. Ltd. (H Shares)	41,200	108,335
Sinotruk Hong Kong Ltd.	21,000	47,695
SKSHU Paint Co. Ltd. (A Shares)	968	4,864
Sungrow Power Supply Co. Ltd. (A Shares)	2,700	29,534
Sunwoda Electronic Co. Ltd. (A Shares)	3,400	5,537
TCL Technology Group Corp. (A Shares)	34,600	19,555
Tencent Holdings Ltd.	216,600	7,518,472
Tianqi Lithium Corp. (A Shares)	2,700	17,553
Titan Wind Energy Suzhou Co. Ltd. (A Shares) (a)	3,300	4,109
Tongcheng Travel Holdings Ltd. (a)	41,200	84,042
Topchoice Medical Corp. (a)	600	4,982
Uni-President China Holdings Ltd.	40,000	22,469
Vipshop Holdings Ltd. ADR (a)	11,125	176,776
Want Want China Holdings Ltd.	159,000	87,514
Weichai Power Co. Ltd.:
(A Shares)	12,600	25,936
(H Shares)	62,000	109,459
Western Mining Co. Ltd. (A Shares)	4,400	8,735
WuXi AppTec Co. Ltd.	4,776	36,301
WuXi AppTec Co. Ltd. (H Shares) (b)	11,480	79,430
Wuxi Biologics (Cayman), Inc. (a)(b)	125,000	328,942
XPeng, Inc. Class A (a)	34,216	142,498
Yadea Group Holdings Ltd. (b)	40,000	54,844
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	2,700	11,164
Yum China Holdings, Inc.	13,527	467,899
Yunnan Baiyao Group Co. Ltd. (A Shares)	3,320	21,560
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares)	9,400	6,114
Yunnan Energy New Material Co. Ltd.	1,800	10,668
Zai Lab Ltd. (a)	28,700	60,981
Zai Lab Ltd. ADR (a)	1	22
Zangge Mining Co. Ltd. (Series A)	2,900	10,024
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	1,100	30,590
Zhejiang Chint Electric Co. Ltd. (A Shares)	4,000	10,410
Zhejiang Expressway Co. Ltd. (H Shares)	70,440	52,327
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	2,958	10,286
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	1,700	4,254
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	2,900	5,503
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	13,000	13,058
ZTO Express, Inc. sponsored ADR	14,132	231,200
TOTAL CHINA		31,629,890
Colombia - 0.0%
Bancolombia SA	8,796	74,001
Interconexion Electrica SA ESP	13,619	58,967
TOTAL COLOMBIA		132,968
Czech Republic - 0.0%
Komercni Banka A/S	2,556	83,987
MONETA Money Bank A/S (b)	11,605	50,001
TOTAL CZECH REPUBLIC		133,988
Denmark - 4.2%
A.P. Moller - Maersk A/S:
Series A	103	186,810
Series B	154	283,945
Coloplast A/S Series B	4,442	513,652
DSV A/S	6,036	1,079,900
Genmab A/S (a)	2,151	594,799
Novo Nordisk A/S Series B	105,934	12,108,729
Novozymes A/S Series B	11,979	615,314
ORSTED A/S (b)	6,166	347,545
Pandora A/S	2,747	401,842
Rockwool International A/S Series B	301	82,477
Vestas Wind Systems A/S (a)	32,794	924,627
TOTAL DENMARK		17,139,640
Egypt - 0.1%
Commercial International Bank SAE	80,811	230,403
Commercial International Bank SAE GDR	4	5
TOTAL EGYPT		230,408
Finland - 0.7%
Elisa Corp. (A Shares)	4,530	206,838
Kesko Oyj	8,664	169,286
Metso Corp.	20,998	210,814
Neste OYJ	13,805	478,156
Nokia Corp.	176,109	632,246
Stora Enso Oyj (R Shares)	19,171	244,784
UPM-Kymmene Corp.	17,512	637,212
Wartsila Corp.	14,993	221,980
TOTAL FINLAND		2,801,316
France - 7.4%
Aeroports de Paris SA	1,135	152,588
AXA SA	58,577	1,966,156
BNP Paribas SA	34,077	2,289,435
Bouygues SA	6,047	222,059
Carrefour SA	18,459	315,138
Compagnie Generale des Etablissements Michelin SCA Series B	22,116	734,310
Credit Agricole SA	34,906	500,023
Danone SA	20,944	1,395,366
Dassault Systemes SA	21,682	1,123,958
Eiffage SA	2,330	244,450
Gecina SA	1,499	166,371
Getlink SE	11,555	199,800
Hermes International SCA	1,028	2,175,037
Kering SA	2,423	995,305
Klepierre SA	6,851	178,359
L'Oreal SA	7,824	3,744,209
LVMH Moet Hennessy Louis Vuitton SE	8,963	7,457,744
Orange SA	60,828	723,362
Societe Generale Series A	24,005	617,049
Teleperformance	1,940	305,364
TotalEnergies SE	74,450	4,829,986
Worldline SA (a)(b)	7,610	102,876
TOTAL FRANCE		30,438,945
Germany - 3.0%
adidas AG	5,274	1,003,816
Bayerische Motoren Werke AG (BMW)	10,414	1,083,609
Beiersdorf AG	3,277	481,107
Brenntag SE	4,458	396,309
Commerzbank AG	34,487	398,045
Covestro AG (a)(b)	6,318	335,112
Deutsche Borse AG	6,165	1,227,696
Deutsche Lufthansa AG (a)	19,392	162,374
DHL Group	32,177	1,548,124
Evonik Industries AG	7,684	142,374
GEA Group AG	5,295	212,870
HeidelbergCement AG	4,581	425,165
HelloFresh AG (a)	4,770	63,767
Henkel AG & Co. KGaA	3,478	237,863
Knorr-Bremse AG	2,345	145,820
LEG Immobilien AG (a)	2,373	198,646
Merck KGaA	4,213	691,251
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,435	1,889,363
Puma AG	3,341	134,455
Symrise AG	4,340	449,981
Vonovia SE	23,844	742,797
Zalando SE (a)(b)	7,091	141,583
TOTAL GERMANY		12,112,127
Greece - 0.1%
Alpha Bank SA (a)	71,329	127,191
Eurobank Ergasias Services and Holdings SA (a)	82,484	159,294
Hellenic Telecommunications Organization SA	6,404	88,932
Motor Oil (HELLAS) Corinth Refineries SA	2,043	55,815
Mytilineos SA	3,294	135,273
TOTAL GREECE		566,505
Hong Kong - 1.3%
AIA Group Ltd.	373,000	2,925,223
Hang Seng Bank Ltd.	25,500	265,459
HKT Trust/HKT Ltd. unit	128,000	153,761
Hong Kong & China Gas Co. Ltd.	355,356	252,881
MTR Corp. Ltd.	49,656	161,546
Prudential PLC	89,638	920,812
Sino Biopharmaceutical Ltd.	330,750	119,347
Sino Land Ltd.	124,278	129,816
Swire Pacific Ltd. (A Shares)	14,000	108,318
Swire Properties Ltd.	39,400	73,630
Vinda International Holdings Ltd.	11,000	32,502
WH Group Ltd. (b)	270,500	159,594
TOTAL HONG KONG		5,302,889
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	13,852	113,525
OTP Bank PLC	7,757	359,372
Richter Gedeon PLC	4,629	124,958
TOTAL HUNGARY		597,855
India - 4.5%
ABB India Ltd.	1,760	99,082
Adani Green Energy Ltd. (a)	10,312	208,794
Ashok Leyland Ltd.	48,752	103,163
Asian Paints Ltd.	12,521	444,573
Astral Ltd.	3,978	87,603
AU Small Finance Bank Ltd. (b)	5,111	39,199
Axis Bank Ltd.	74,157	953,049
Bajaj Finance Ltd.	8,858	732,874
Berger Paints India Ltd.	8,952	60,897
Bharti Airtel Ltd.	73,166	1,031,673
Britannia Industries Ltd.	3,437	214,878
Colgate-Palmolive Ltd.	4,422	136,890
Cummins India Ltd.	4,591	126,790
Dabur India Ltd.	20,833	135,263
DLF Ltd.	19,962	192,620
Eicher Motors Ltd.	4,352	201,372
GAIL India Ltd.	75,951	157,970
Grasim Industries Ltd.	8,387	219,584
Havells India Ltd.	8,337	129,844
HCL Technologies Ltd.	30,768	583,285
Hero Motocorp Ltd.	3,567	198,494
Hindalco Industries Ltd.	39,160	272,615
Hindustan Unilever Ltd.	26,730	798,927
ICICI Prudential Life Insurance Co. Ltd. (b)	11,881	71,945
Indraprastha Gas Ltd.	9,674	50,165
Info Edge India Ltd.	2,339	141,559
Infosys Ltd.	107,798	2,148,153
Kotak Mahindra Bank Ltd.	35,535	780,681
Lupin Ltd.	6,785	122,818
Mahindra & Mahindra Ltd.	30,455	605,339
Marico Ltd.	15,895	101,058
Nestle India Ltd.	11,048	333,114
PI Industries Ltd.	2,564	104,149
Pidilite Industries Ltd.	4,993	152,116
Power Grid Corp. of India Ltd.	148,642	464,060
Reliance Industries Ltd.	98,870	3,395,364
Shree Cement Ltd.	300	103,063
Shriram Transport Finance Co. Ltd.	9,286	275,900
Siemens Ltd.	2,952	147,110
Supreme Industries Ltd.	2,082	103,540
Tata Consultancy Services Ltd.	29,667	1,362,051
The Indian Hotels Co. Ltd.	28,359	168,091
Torrent Pharmaceuticals Ltd.	3,369	102,625
Tvs Motor Co. Ltd.	7,691	185,236
UPL Ltd.	13,840	89,520
Vedanta Ltd.	30,584	100,934
Zomato Ltd. (a)	165,479	277,908
TOTAL INDIA		18,515,938
Indonesia - 0.6%
PT Aneka Tambang Tbk	258,300	25,343
PT Bank Central Asia Tbk	1,803,300	1,091,044
PT Bank Rakyat Indonesia (Persero) Tbk	2,220,300	799,831
PT Barito Pacific Tbk	926,068	62,122
PT Kalbe Farma Tbk	699,100	66,906
PT Merdeka Copper Gold Tbk (a)	316,518	54,095
PT Sarana Menara Nusantara Tbk	624,600	35,134
PT Telkom Indonesia Persero Tbk	1,627,000	408,095
PT Unilever Indonesia Tbk	234,500	46,038
TOTAL INDONESIA		2,588,608
Ireland - 0.3%
Kerry Group PLC Class A	5,216	466,061
Kingspan Group PLC (Ireland)	5,034	411,065
Smurfit Kappa Group PLC	8,542	318,943
TOTAL IRELAND		1,196,069
Israel - 0.1%
Bank Leumi le-Israel BM	49,718	379,725
Italy - 1.2%
Assicurazioni Generali SpA	32,825	733,957
Coca-Cola HBC AG	7,021	207,139
Enel SpA	264,077	1,801,897
FinecoBank SpA	20,003	290,320
Mediobanca SpA	17,474	232,275
Moncler SpA	6,714	415,758
Nexi SpA (a)(b)	18,907	145,972
Poste Italiane SpA (b)	16,482	179,279
Prysmian SpA	8,577	379,943
Terna - Rete Elettrica Nazionale	46,107	390,052
TOTAL ITALY		4,776,592
Japan - 16.1%
Advantest Corp.	24,900	990,967
AEON Co. Ltd.	21,400	511,400
Ajinomoto Co., Inc.	14,500	595,442
Ana Holdings, Inc. (a)	5,600	123,750
Asahi Kasei Corp.	41,200	312,442
Astellas Pharma, Inc.	59,100	688,071
Azbil Corp.	3,700	119,564
Bridgestone Corp.	18,600	805,988
Brother Industries Ltd.	7,400	123,969
Dai Nippon Printing Co. Ltd.	6,600	191,004
Daifuku Co. Ltd.	9,800	193,256
Daiichi Sankyo Kabushiki Kaisha	60,100	1,799,336
Daikin Industries Ltd.	8,600	1,377,998
Daiwa House Industry Co. Ltd.	19,300	596,794
Daiwa Securities Group, Inc.	43,700	313,192
Eisai Co. Ltd.	8,300	390,836
FANUC Corp.	31,000	857,534
Fast Retailing Co. Ltd.	5,700	1,521,769
Fuji Electric Co. Ltd.	4,100	205,328
FUJIFILM Holdings Corp.	12,100	766,958
Fujitsu Ltd.	5,700	788,962
Hankyu Hanshin Holdings, Inc.	7,500	229,466
Hirose Electric Co. Ltd.	1,000	116,353
Hitachi Construction Machinery Co. Ltd.	3,500	99,303
Hitachi Ltd.	30,100	2,364,366
Hoya Corp.	11,500	1,460,836
Hulic Co. Ltd.	11,800	130,300
Ibiden Co. Ltd.	3,600	181,152
INPEX Corp.	31,700	430,881
Isuzu Motors Ltd.	18,600	253,796
Itochu Corp.	38,600	1,751,827
JFE Holdings, Inc.	18,500	292,093
JSR Corp.	5,600	152,738
Kao Corp.	15,200	601,427
KDDI Corp.	48,600	1,610,364
Kikkoman Corp.	4,500	276,877
Komatsu Ltd.	30,100	856,344
Kubota Corp.	32,800	496,509
Kyowa Hakko Kirin Co., Ltd.	8,700	137,042
LY Corp.	87,600	272,527
Marubeni Corp.	46,700	796,547
MatsukiyoCocokara & Co.	10,800	196,309
Mazda Motor Corp.	18,100	219,434
McDonald's Holdings Co. (Japan) Ltd.	2,800	124,669
Meiji Holdings Co. Ltd.	7,400	178,966
Mitsubishi Chemical Holdings Corp.	40,700	245,411
Mitsubishi Estate Co. Ltd.	36,700	508,512
Mitsui Chemicals, Inc.	5,600	164,809
Mitsui Fudosan Co. Ltd.	29,000	728,010
Mizuho Financial Group, Inc.	78,300	1,422,051
MS&AD Insurance Group Holdings, Inc.	14,000	578,127
NEC Corp.	8,000	522,758
Nintendo Co. Ltd.	33,690	1,882,291
Nippon Express Holdings, Inc.	2,300	136,899
Nippon Paint Holdings Co. Ltd.	30,100	237,077
Nippon Prologis REIT, Inc.	73	129,882
Nissin Food Holdings Co. Ltd.	6,600	213,519
Nitori Holdings Co. Ltd.	2,600	340,293
Nitto Denko Corp.	4,600	381,606
Nomura Holdings, Inc.	97,800	526,766
Nomura Real Estate Holdings, Inc.	3,600	98,517
Nomura Research Institute Ltd.	12,600	385,352
NTT Data Corp.	20,700	298,155
OMRON Corp.	5,700	256,302
Ono Pharmaceutical Co. Ltd.	12,300	221,697
Open House Group Co. Ltd.	2,600	81,308
Oriental Land Co. Ltd.	35,400	1,314,759
ORIX Corp.	38,200	737,614
Osaka Gas Co. Ltd.	11,900	250,577
Pan Pacific International Holdings Ltd.	12,400	268,045
Panasonic Holdings Corp.	71,800	676,268
Rakuten Group, Inc.	49,500	217,442
Recruit Holdings Co. Ltd.	46,800	1,848,540
Renesas Electronics Corp. (a)	47,700	782,642
Ricoh Co. Ltd.	17,400	136,764
SCSK Corp.	5,200	102,100
Secom Co. Ltd.	6,800	493,546
Seiko Epson Corp.	9,600	140,135
Sekisui Chemical Co. Ltd.	12,200	174,186
Sekisui House Ltd.	19,500	440,197
Seven & i Holdings Co. Ltd.	24,500	967,623
SG Holdings Co. Ltd.	10,300	133,386
Sharp Corp. (a)	8,000	53,794
Shimadzu Corp.	7,600	210,155
SHIMIZU Corp.	17,100	114,470
Shin-Etsu Chemical Co. Ltd.	59,100	2,326,306
Shionogi & Co. Ltd.	8,400	403,170
SoftBank Corp.	93,300	1,239,569
Sompo Holdings, Inc.	9,600	497,774
Sony Group Corp.	40,900	4,010,997
Sumitomo Chemical Co. Ltd.	43,300	101,953
Sumitomo Electric Industries Ltd.	23,500	312,353
Sumitomo Metal Mining Co. Ltd.	7,900	218,346
Sumitomo Mitsui Financial Group, Inc.	41,300	2,148,153
Sumitomo Mitsui Trust Holdings, Inc.	21,300	436,507
Suntory Beverage & Food Ltd.	4,500	146,811
Sysmex Corp.	5,400	292,530
T&D Holdings, Inc.	16,400	271,564
TDK Corp.	12,700	631,886
Terumo Corp.	21,900	741,358
TIS, Inc.	7,000	155,693
Tobu Railway Co. Ltd.	6,100	161,548
Tokio Marine Holdings, Inc.	58,600	1,545,132
Tokyo Electron Ltd.	15,300	2,839,259
Tokyo Gas Co. Ltd.	11,800	271,068
Tokyu Corp.	15,900	186,575
Toray Industries, Inc.	44,000	219,843
Toto Ltd.	4,400	119,087
Unicharm Corp.	13,200	454,191
USS Co. Ltd.	6,900	130,489
West Japan Railway Co.	7,000	291,547
Yamaha Corp.	4,300	94,559
Yamaha Motor Co. Ltd.	28,500	269,375
Yamato Holdings Co. Ltd.	8,800	152,121
Yaskawa Electric Corp.	7,900	297,722
Yokogawa Electric Corp.	7,300	143,450
ZOZO, Inc.	4,600	100,724
TOTAL JAPAN		66,137,931
Korea (South) - 1.6%
AMOREPACIFIC Corp.	973	85,829
CJ CheilJedang Corp.	255	55,685
Coway Co. Ltd.	1,701	70,558
Doosan Bobcat, Inc.	1,695	64,553
Doosan Heavy Industries & Construction Co. Ltd. (a)	14,495	167,447
Hana Financial Group, Inc.	9,357	334,586
Hanon Systems	5,752	26,846
Hanwha Solutions Corp. (a)	3,427	85,137
HD Hyundai Co. Ltd.	1,335	71,156
HMM Co. Ltd.	8,104	116,475
Hyundai Engineering & Construction Co. Ltd.	2,549	65,971
Hyundai Glovis Co. Ltd.	629	82,364
Hyundai Mipo Dockyard Co. Ltd. (a)	737	37,151
Kakao Corp.	10,170	397,710
KB Financial Group, Inc.	12,550	532,600
Korea Zinc Co. Ltd.	271	96,006
Korean Air Lines Co. Ltd.	6,011	101,064
Kumho Petro Chemical Co. Ltd.	540	50,355
LG Chemical Ltd.	1,564	507,188
LG Corp.	3,035	186,362
LG Display Co. Ltd. (a)	7,169	62,300
LG Display Co. Ltd. rights 3/7/24 (a)	2,278	2,697
LG Electronics, Inc.	3,509	244,595
LG H & H Co. Ltd.	312	70,716
LG Uplus Corp.	6,599	50,524
Lotte Chemical Corp.	592	57,908
Mirae Asset Securities Co. Ltd.	8,367	49,196
NAVER Corp.	4,278	637,952
NCSOFT Corp.	476	70,254
Netmarble Corp. (a)(b)	835	36,398
POSCO Chemtech Co. Ltd.	1,019	191,946
Samsung Engineering Co. Ltd. (a)	5,213	86,951
Samsung SDI Co. Ltd.	1,796	498,438
Samsung SDS Co. Ltd.	1,238	140,788
Samsung Securities Co. Ltd.	1,920	53,968
Shinhan Financial Group Co. Ltd.	14,392	440,977
SK Biopharmaceuticals Co. Ltd. (a)	964	66,958
SK Bioscience Co. Ltd. (a)	826	39,256
SK IE Technology Co. Ltd. (a)(b)	934	51,769
SK Innovation Co., Ltd.	1,958	170,629
SK Square Co. Ltd. (a)	3,134	121,752
SK, Inc.	1,179	161,618
SKC Co. Ltd.	582	33,368
Woori Financial Group, Inc.	19,523	202,424
Yuhan Corp.	1,864	82,388
TOTAL KOREA (SOUTH)		6,760,813
Kuwait - 0.2%
Kuwait Finance House KSCP	260,985	655,221
Malaysia - 0.6%
AMMB Holdings Bhd	62,100	55,598
Axiata Group Bhd	84,704	48,803
CelcomDigi Bhd	116,700	104,548
CIMB Group Holdings Bhd	206,305	271,733
Dialog Group Bhd	104,200	40,298
Gamuda Bhd	58,169	61,607
IHH Healthcare Bhd	71,800	92,636
Kuala Lumpur Kepong Bhd	16,300	76,440
Malayan Banking Bhd	177,240	346,681
Malaysia Airports Holdings Bhd	31,600	51,385
Maxis Bhd	79,200	63,573
MISC Bhd	45,400	70,471
MR DIY Group M Sdn Bhd (b)	110,900	32,357
Nestle (Malaysia) Bhd	2,200	55,137
Petronas Chemicals Group Bhd	94,800	135,499
Petronas Dagangan Bhd	9,200	41,175
Petronas Gas Bhd	25,800	96,707
PPB Group Bhd	21,300	65,031
Press Metal Aluminium Holdings	114,000	114,096
Public Bank Bhd	477,300	442,465
QL Resources Bhd	33,700	41,530
RHB Bank Bhd	46,118	54,557
Sime Darby Bhd	83,900	43,048
Telekom Malaysia Bhd	35,295	44,111
TOTAL MALAYSIA		2,449,486
Mexico - 0.9%
America Movil S.A.B. de CV Series L	614,300	554,999
Arca Continental S.A.B. de CV	16,100	182,931
CEMEX S.A.B. de CV unit (a)	495,500	411,681
Fomento Economico Mexicano S.A.B. de CV unit	63,400	859,859
Gruma S.A.B. de CV Series B	6,135	114,847
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	6,210	181,027
Grupo Bimbo S.A.B. de CV Series A	42,200	192,519
Grupo Financiero Banorte S.A.B. de CV Series O	84,400	858,441
Industrias Penoles SA de CV (a)	6,610	86,925
Orbia Advance Corp. S.A.B. de CV	33,800	67,398
Prologis Property Mexico SA	22,429	92,432
TOTAL MEXICO		3,603,059
Netherlands - 4.2%
Akzo Nobel NV	5,613	431,149
ASML Holding NV (Netherlands)	13,083	11,350,656
ING Groep NV (Certificaten Van Aandelen)	117,339	1,667,208
JDE Peet's BV	3,232	79,846
Koninklijke Ahold Delhaize NV	31,257	879,046
Koninklijke KPN NV	108,345	368,562
NN Group NV	8,662	355,040
Universal Music Group NV	26,622	784,756
Wolters Kluwer NV	8,064	1,189,565
TOTAL NETHERLANDS		17,105,828
New Zealand - 0.2%
Mercury Nz Ltd.	21,861	89,476
Meridian Energy Ltd.	43,826	148,473
Spark New Zealand Ltd.	59,108	191,775
Xero Ltd. (a)	4,686	335,417
TOTAL NEW ZEALAND		765,141
Norway - 0.7%
Aker BP ASA	10,416	278,097
DNB Bank ASA	29,876	580,781
Equinor ASA	29,245	836,907
Gjensidige Forsikring ASA	6,572	106,042
Mowi ASA	14,961	269,994
Norsk Hydro ASA	43,626	255,670
Orkla ASA	22,572	177,061
Salmar ASA	2,401	133,505
Telenor ASA	20,325	225,527
TOTAL NORWAY		2,863,584
Peru - 0.1%
Credicorp Ltd. (United States)	2,214	328,624
Philippines - 0.1%
Ayala Corp.	8,300	99,973
JG Summit Holdings, Inc.	80,833	54,981
PLDT, Inc.	2,320	52,446
SM Investments Corp.	8,165	130,306
SM Prime Holdings, Inc.	327,400	199,086
Universal Robina Corp.	26,810	53,152
TOTAL PHILIPPINES		589,944
Poland - 0.3%
Allegro.eu SA (a)(b)	17,002	129,018
CD Projekt RED SA	1,996	52,216
KGHM Polska Miedz SA (Bearer)	4,728	132,778
mBank SA (a)	458	61,103
Orlen SA	19,043	297,999
Powszechna Kasa Oszczednosci Bank SA	28,630	364,654
Powszechny Zaklad Ubezpieczen SA	19,289	232,962
Santander Bank Polska SA	1,165	141,692
TOTAL POLAND		1,412,422
Portugal - 0.1%
Galp Energia SGPS SA Class B	14,691	232,036
Jeronimo Martins SGPS SA	8,981	204,598
TOTAL PORTUGAL		436,634
Qatar - 0.2%
Qatar Fuel Co.	19,870	85,679
Qatar Gas Transport Co. Ltd. (Nakilat)	82,615	78,735
Qatar National Bank SAQ	150,562	641,367
TOTAL QATAR		805,781
Romania - 0.0%
NEPI Rockcastle PLC	15,435	103,942
Russia - 0.1%
Gazprom OAO (a)(c)	372,050	40,256
LUKOIL PJSC (a)(c)	13,192	4,222
Mobile TeleSystems OJSC sponsored ADR (a)(c)	14,384	14,326
Moscow Exchange MICEX-RTS OAO (a)(c)	49,350	9,809
Novatek PJSC GDR (Reg. S) (a)(c)	2,894	162,064
Novolipetsk Steel OJSC (a)(c)	47,040	467
PhosAgro PJSC:
GDR (Reg. S) (a)(c)	4,171	86
sponsored GDR (Reg. S) (a)(c)	26	1
Polyus PJSC (a)(c)	1,031	2,507
TOTAL RUSSIA		233,738
Saudi Arabia - 0.6%
ACWA Power Co.	3,019	193,211
Alinma Bank	32,060	354,360
Bank Albilad	15,549	184,925
Dr Sulaiman Al Habib Medical Services Group Co.	2,770	214,208
National Industrialization Co. (a)	10,020	31,262
Sahara International Petrochemical Co.	11,032	92,666
Saudi Arabian Oil Co. (b)	86,555	706,270
Saudi Basic Industries Corp.	29,456	611,883
Saudi Electricity Co.	27,736	140,229
The Savola Group	8,598	103,059
TOTAL SAUDI ARABIA		2,632,073
Singapore - 0.7%
CapitaLand Investment Ltd.	84,601	185,724
CapitaMall Trust	169,609	252,848
City Developments Ltd.	15,400	69,897
Keppel Ltd.	46,300	246,027
Singapore Exchange Ltd.	27,200	189,928
STMicroelectronics NV (France)	22,224	975,801
United Overseas Bank Ltd.	41,500	874,759
TOTAL SINGAPORE		2,794,984
South Africa - 1.6%
Absa Group Ltd.	26,876	235,134
Anglo American Platinum Ltd.	2,179	92,757
Anglo American PLC (United Kingdom)	41,342	985,497
Aspen Pharmacare Holdings Ltd.	11,660	120,869
Bid Corp. Ltd.	10,605	257,233
Bidvest Group Ltd./The	8,897	117,295
Capitec Bank Holdings Ltd.	2,856	304,782
Clicks Group Ltd.	7,876	126,597
Discovery Ltd.	16,533	122,330
FirstRand Ltd.	165,304	599,677
Gold Fields Ltd.	29,187	430,662
Impala Platinum Holdings Ltd.	29,094	112,933
Kumba Iron Ore Ltd.	1,981	58,513
MTN Group Ltd.	55,631	283,882
Naspers Ltd. Class N	6,069	1,016,953
Nedbank Group Ltd.	14,660	170,306
Northam Platinum Holdings Ltd.	11,736	79,063
Old Mutual Ltd.	160,090	106,456
Sanlam Ltd.	55,723	212,594
Sasol Ltd.	18,080	157,038
Shoprite Holdings Ltd.	15,896	230,504
Sibanye-Stillwater Ltd.	94,760	114,199
Standard Bank Group Ltd.	44,045	469,892
Vodacom Group Ltd.	20,599	102,717
Woolworths Holdings Ltd.	30,993	114,834
TOTAL SOUTH AFRICA		6,622,717
Spain - 1.1%
ACS Actividades de Construccion y Servicios SA	6,685	264,344
ACS Actividades de Construccion y Servicios SA rights (a)	6,685	3,063
Amadeus IT Holding SA Class A	14,677	1,031,945
Iberdrola SA	199,431	2,401,341
Naturgy Energy Group SA	3,875	104,693
Redeia Corp. SA	12,944	215,844
Repsol SA	42,081	621,464
TOTAL SPAIN		4,642,694
Sweden - 1.9%
Alfa Laval AB	9,443	348,533
ASSA ABLOY AB (B Shares)	32,454	890,075
Atlas Copco AB:
(A Shares)	87,688	1,399,450
(B Shares)	50,042	696,053
Beijer Ref AB (B Shares)	12,408	170,263
Boliden AB	9,002	239,568
Epiroc AB:
(A Shares)	21,714	383,659
(B Shares)	12,455	194,724
EQT AB	11,672	316,289
Essity AB (B Shares)	19,785	465,221
H&M Hennes & Mauritz AB (B Shares)	21,059	298,442
Holmen AB (B Shares)	2,616	103,467
Husqvarna AB (B Shares)	11,512	90,046
Nibe Industrier AB (B Shares)	49,466	298,222
Sandvik AB	34,713	729,525
SKF AB (B Shares)	10,812	213,920
Svenska Cellulosa AB SCA (B Shares)	19,260	262,898
Svenska Handelsbanken AB (A Shares)	47,197	508,800
Tele2 AB (B Shares)	17,568	150,009
Telia Co. AB	75,080	193,644
TOTAL SWEDEN		7,952,808
Switzerland - 5.4%
ABB Ltd. (Reg.)	51,950	2,198,100
Baloise Holdings AG	1,448	232,063
Banque Cantonale Vaudoise	987	126,728
Clariant AG (Reg.)	7,198	92,670
DSM-Firmenich AG	6,055	641,800
Geberit AG (Reg.)	1,084	628,329
Givaudan SA	300	1,254,650
Julius Baer Group Ltd.	6,695	364,485
Kuehne & Nagel International AG	1,765	600,912
Lindt & Spruengli AG	4	507,098
Lindt & Spruengli AG (participation certificate)	29	369,662
Logitech International SA (Reg.)	5,335	447,968
Lonza Group AG	2,419	1,182,663
Novartis AG	66,548	6,881,982
SGS SA (Reg.)	4,862	450,958
Sig Group AG	9,705	204,233
Sika AG	4,951	1,366,763
Sonova Holding AG	1,626	523,252
Swiss Life Holding AG	959	690,564
Swisscom AG	840	502,472
Temenos AG	2,062	211,182
VAT Group AG (b)	880	414,736
Zurich Insurance Group Ltd.	4,740	2,411,883
TOTAL SWITZERLAND		22,305,153
Taiwan - 6.2%
Acer, Inc.	94,000	138,077
AUO Corp.	214,400	125,321
Cathay Financial Holding Co. Ltd.	310,751	437,078
China Airlines Ltd.	89,000	57,820
China Steel Corp.	391,000	313,386
Chunghwa Telecom Co. Ltd.	124,000	470,171
CTBC Financial Holding Co. Ltd.	573,000	519,941
Delta Electronics, Inc.	63,000	563,879
E.SUN Financial Holdings Co. Ltd.	458,635	362,071
EVA Airways Corp.	85,000	85,696
Evergreen Marine Corp. (Taiwan)	33,157	159,073
Far Eastern New Century Corp.	98,000	96,711
Far EasTone Telecommunications Co. Ltd.	56,000	143,772
First Financial Holding Co. Ltd.	356,228	302,365
Fubon Financial Holding Co. Ltd.	254,285	522,804
Hotai Motor Co. Ltd.	10,180	206,270
Hua Nan Financial Holdings Co. Ltd.	279,357	192,475
Lite-On Technology Corp.	64,000	221,685
MediaTek, Inc.	49,000	1,512,338
Mega Financial Holding Co. Ltd.	381,255	458,067
momo.com, Inc.	2,640	36,653
Nan Ya Plastics Corp.	157,000	304,331
President Chain Store Corp.	19,000	160,229
Sinopac Financial Holdings Co.	333,806	204,322
Taishin Financial Holdings Co. Ltd.	355,721	194,909
Taiwan Cooperative Financial Holding Co. Ltd.	337,302	273,709
Taiwan High Speed Rail Corp.	61,000	57,568
Taiwan Mobile Co. Ltd.	58,000	181,336
Taiwan Semiconductor Manufacturing Co. Ltd.	800,000	16,018,104
Uni-President Enterprises Corp.	158,000	365,196
United Microelectronics Corp.	365,000	568,664
Voltronic Power Technology Corp.	2,000	85,543
Wan Hai Lines Ltd.	21,460	33,512
Yang Ming Marine Transport Corp.	57,000	86,933
TOTAL TAIWAN		25,460,009
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	13,300	81,744
Advanced Information Service PCL NVDR	24,200	148,737
Airports of Thailand PCL:
(For. Reg.)	33,200	55,712
NVDR	102,000	171,162
Asset World Corp. PCL NVDR	247,500	27,707
Bangkok Dusit Medical Services PCL:
(For. Reg.)	106,700	82,423
NVDR	264,000	203,932
Bangkok Expressway and Metro PCL NVDR	234,900	48,476
Berli Jucker PCL NVDR	30,800	20,456
BTS Group Holdings PCL:
(For. Reg.)	90,133	15,069
NVDR	151,100	25,444
Bumrungrad Hospital PCL:
(For. Reg.)	6,200	41,803
NVDR	14,000	94,393
Central Retail Corp. PCL NVDR	60,700	56,562
Charoen Pokphand Foods PCL:
(For. Reg.)	53,600	28,026
NVDR	77,000	40,261
CP ALL PCL:
(For. Reg.)	50,100	73,499
NVDR	146,000	214,187
Delta Electronics PCL NVDR	98,700	217,673
Energy Absolute PCL:
(For. Reg.)	20,900	23,283
NVDR	35,300	39,325
Home Product Center PCL:
(For. Reg.)	25,200	7,427
NVDR	174,600	51,461
Indorama Ventures PCL:
(For. Reg.)	25,900	17,168
NVDR	25,900	17,168
Intouch Holdings PCL:
(For. Reg.)	4,800	9,933
NVDR	27,900	57,738
Kasikornbank PCL NVDR	19,800	66,833
Minor International PCL:
(For. Reg.)	48,599	41,641
NVDR	62,568	53,609
Muangthai Leasing PCL NVDR	22,800	27,169
Osotspa PCL NVDR	41,500	24,247
PTT Exploration and Production PCL:
(For. Reg.)	16,400	68,975
NVDR	27,400	115,239
PTT Global Chemical PCL:
(For. Reg.)	11,900	11,182
NVDR	63,200	59,387
PTT Oil & Retail Business PCL NVDR	92,200	46,301
SCG Packaging PCL NVDR	39,600	34,999
Siam Cement PCL:
(For. Reg.)	4,600	34,894
NVDR	20,800	157,780
TOTAL THAILAND		2,613,025
Turkey - 0.2%
Haci Omer Sabanci Holding A/S	33,431	79,983
Koc Holding A/S	23,384	123,836
Turk Hava Yollari AO (a)	17,408	156,468
Turkiye Is Bankasi A/S Series C	114,119	96,425
Turkiye Sise ve Cam Fabrikalari A/S	45,396	73,753
Yapi ve Kredi Bankasi A/S	110,318	79,398
TOTAL TURKEY		609,863
United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	92,765	227,306
Abu Dhabi Islamic Bank	48,913	149,151
Aldar Properties PJSC	122,005	169,408
Emaar Properties PJSC	216,593	438,145
Emirates NBD Bank PJSC	62,349	300,461
Emirates Telecommunications Corp.	113,867	594,609
First Abu Dhabi Bank PJSC	144,809	577,194
NMC Health PLC (a)(c)	987	0
TOTAL UNITED ARAB EMIRATES		2,456,274
United Kingdom - 8.0%
3i Group PLC	31,640	990,489
Abrdn PLC	59,878	127,864
Admiral Group PLC	8,325	265,339
Ashtead Group PLC	14,241	938,837
Associated British Foods PLC	11,025	327,084
AstraZeneca PLC (United Kingdom)	50,337	6,673,521
Auto Trader Group PLC (b)	29,325	269,787
Barratt Developments PLC	30,947	211,940
Berkeley Group Holdings PLC	3,388	206,136
BT Group PLC	211,823	301,193
Burberry Group PLC	11,688	193,744
Coca-Cola European Partners PLC	6,748	464,937
Croda International PLC	4,599	280,050
DCC PLC (United Kingdom)	3,147	229,560
HSBC Holdings PLC (United Kingdom)	632,244	4,936,374
Informa PLC	44,372	437,153
Intertek Group PLC	5,310	302,350
J Sainsbury PLC	52,545	179,927
Kingfisher PLC	62,326	173,287
Legal & General Group PLC	195,265	631,021
Lloyds Banking Group PLC	2,064,615	1,106,749
National Grid PLC	122,369	1,629,846
Ocado Group PLC (a)	18,886	130,824
Phoenix Group Holdings PLC	24,783	158,733
Reckitt Benckiser Group PLC	23,322	1,686,201
RELX PLC (London Stock Exchange)	61,324	2,531,091
Sage Group PLC	33,388	498,443
Schroders PLC	25,956	133,616
Segro PLC	38,628	431,670
Spirax-Sarco Engineering PLC	2,428	307,854
St. James's Place PLC	17,375	144,051
Taylor Wimpey PLC	112,121	210,579
Tesco PLC	231,629	839,335
Unilever PLC	81,173	3,949,898
Vodafone Group PLC	749,429	637,121
WPP PLC	35,241	340,798
TOTAL UNITED KINGDOM		32,877,402
United States of America - 1.7%
Brookfield Renewable Corp.	4,492	125,493
CRH PLC	22,979	1,637,781
James Hardie Industries PLC CDI (a)	14,307	537,520
Schneider Electric SA	17,681	3,473,435
Swiss Re Ltd.	9,800	1,125,419
Tenaris SA	14,942	237,615
TOTAL UNITED STATES OF AMERICA		7,137,263
TOTAL COMMON STOCKS (Cost $395,958,926)		403,709,287

Nonconvertible Preferred Stocks - 0.7%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	168,355	521,607
Companhia Energetica de Minas Gerais (CEMIG) (PN)	42,768	99,444
Gerdau SA	37,725	160,208
Itau Unibanco Holding SA	157,900	1,044,720
TOTAL BRAZIL		1,825,979
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	4,677	202,714
Colombia - 0.0%
Bancolombia SA (PN)	14,054	110,729
Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,862	182,613
Henkel AG & Co. KGaA	5,405	414,339
TOTAL GERMANY		596,952
Korea (South) - 0.0%
LG Chemical Ltd.	318	64,471
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,819,943)		2,800,845

Government Obligations - 0.0%
	Principal Amount (d)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $199,382)	200,000	199,386

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $2,680,528)	2,679,992	2,680,528

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $401,658,779)	409,390,046
NET OTHER ASSETS (LIABILITIES) - 0.3%	1,287,382
NET ASSETS - 100.0%	410,677,428

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	25	Mar 2024	2,791,250	90,160	90,160
ICE MSCI Emerging Markets Index Contracts (United States)	22	Mar 2024	1,078,880	2,423	2,423
TME S&P/TSX 60 Index Contracts (Canada)	2	Mar 2024	378,088	12,983	12,983

TOTAL FUTURES CONTRACTS					105,566
The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,711,928 or 1.4% of net assets.

(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,386.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,832,504	11,990,946	14,142,922	99,582	-	-	2,680,528	0.0%
Total	4,832,504	11,990,946	14,142,922	99,582	-	-	2,680,528

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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